                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Flexible Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: April 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Flexible Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended April 30, 2006

Total Return for the 6 Months Ended April 30, 2006

Class A	Class B	Class C	Class D	Lehman Brothers Intermediate U.S. Government/ Credit Index[1]	Lipper Multi- Sector Income Funds Index[2]
2.90%	2.59%	2.59%	3.18%	0.73%	3.22%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

While some observers initially believed that the U.S. economy would suffer lingering aftereffects following the Gulf Coast hurricanes, the economic impact was less severe and far reaching than many had originally anticipated. Even sharply higher energy prices failed to interrupt the positive economic momentum. In fact, the Federal Open Market Committee (the ‘‘Fed’’) has revised its growth and inflation projections upward for all of 2006.

As many expected, the Fed raised the federal funds target rate in 25 basis point increments at each of its meetings, bringing the rate to 4.75 percent at the close of the reporting period. Although most measures of core inflation were at or above the high end of the Fed’s acceptable inflation range, the Fed’s view was that the U.S. economy remains on solid footing with relatively low core inflation. Investors continued to speculate about the Fed’s future course of action, and if the current tightening cycle might be near an end.

Overall, yields in the U.S. Treasury market rose during the period. Short- and intermediate-term bond yields were responsive to stronger-than-expected data and the Fed’s tightening moves. Long-term rates proved more reluctant, particularly during the early portion of the period, resulting in a continued flattening of the yield curve. (The yield curve measures the difference between the yields of short-term and long-term bonds.) However, toward the end of the period, the yield curve steepened as long-term rates moved upward.

Within the government bond sector, U.S. agency bonds posted a modest return over U.S. Treasuries. Relative to other non-government sub-sectors, however, U.S. Treasuries performed well. Within the mortgage sector, higher-coupon, longer-dated mortgage- backed issues outperformed their lower coupons issues, for the most part. In the corporate bond market, returns were unevenly distributed, with a few key names driving performance within each sector. Within the investment-grade universe, financials and Aaa-rated issues posted the highest returns, while industrials and A-rated issued posted the lowest returns.

Performance Analysis

Morgan Stanley Flexible Income Trust outperformed the Lehman Brothers Intermediate U.S. Government/Credit Index and underperformed the Lipper Multi-Sector Income Funds Index for the six months ended April 30, 2006, assuming no deduction of applicable sales charges.

Throughout the reporting period, we kept the Fund’s overall interest-rate exposure well below that of its benchmark, the Lehman Brothers Intermediate U.S. Government/Credit Index. This posture served the Fund well as interest rates rose across the yield curve, especially in the short-term and intermediate-term portions of the curve. During the last month of the period, however, the steepening yield curve proved disadvantageous to the Fund’s defensive positioning.

A focus on high-coupon, slow prepaying mortgage-backed securities benefited performance as these issues outperformed their lower-coupon counterparts. As is typical during periods of rising interest rates, prepayment speeds on mortgages slowed; which enhanced the appeal of these higher-yielding issues.

The Fund’s corporate bond holdings include both investment-grade and non-investment-grade (‘‘high yield’’) securities. Within the investment-grade portion, a focus on higher-rated issues contributed positively to both absolute and relative performance; however, an underweight to the investment-grade sector detracted from performance late in the period. Within the high-yield portion, a conservative position detracted from performance as higher-rated issues underperformed the riskiest segment of the high yield market (that is, those issues rated CCC and below).

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., will allocate the Fund’s securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3) high yield securities and (4) emerging market securities. The amount of the Fund’s assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Investment Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund’s assets may be invested in certain groups and not others.

PORTFOLIO COMPOSITION**
U.S. Corporate Bonds	36.3%
U.S. Government Agencies & Obligations & CMOs	32.6
Foreign Government and Corporate Bonds	27.2
Short-Term Investments	3.5
Other Securities	0.4

LONG-TERM CREDIT ANALYSIS
AAA	34.0%
AA	4.2
A	3.6
BBB	10.5
BB	19.6
B	25.0
NR	3.1

Data as of April 30, 2006. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments.
** Does not include open long futures contracts with an underlying face amount of $38,097,657 and unrealized depreciation of $607,356 and open short futures contracts with an underlying face amount of $92,958,964 and unrealized appreciation of $134,116.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended April 30, 2006

	Class A Shares* (since 07/28/97)		Class B Shares** (since 04/09/92)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	DINAX		DINBX		DINCX		DINDX
1 Year	5.45%	[3]	4.83%	[3]	4.83%	[3]	5.70%	[3]
	0.97	[4]	(0.04)	[4]	3.85	[4]	—
5 Years	6.62	[3]	5.96	[3]	5.96	[3]	6.86	[3]
	5.70	[4]	5.66	[4]	5.96	[4]	—
10 Years	—		2.76	[3]	—		—
	—		2.76	[4]	—		—
Since Inception	2.80	[3]	3.93	[3]	2.16	[3]	3.06	[3]
	2.30	[4]	3.93	[4]	2.16	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/05 – 04/30/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/01/05	04/30/06	11/01/05 – 04/30/06
Class A
Actual (2.90% return)	$1,000.00	$1,029.00	$5.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.74	$5.11
Class B
Actual (2.59% return)	$1,000.00	$1,025.90	$8.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.76	$8.10
Class C
Actual (2.59% return)	$1,000.00	$1,025.90	$8.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.76	$8.10
Class D
Actual (3.18% return)	$1,000.00	$1,031.80	$3.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.98	$3.86

*	Expenses are equal to the Fund's annualized expense ratio of 1.01%, 1.62%, 1.62% and 0.77% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper (the ‘‘performance peer group’’). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable
Investment Strategies

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board also reviewed the level of the Fund’s management fee and concluded that the fee, compared to the Fund’s expense peer group, was sufficiently low, so that, in effect, economies of scale were built into the management fee structure.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and that the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (‘‘soft dollars’’). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Government & Corporate Bonds (96.8%)
	Foreign (27.4%)
	Argentina (0.7%)
	Government Obligations
ARS 7,359	Republic of Argentina	0.00***%	12/15/35	$221,875
$261	Republic of Argentina (i)	0.00 ***	12/15/35	26,707
2,480	Republic of Argentina +++++	5.83	12/31/33	1,065,160
96	Republic of Argentina (d) (i) +++++	8.28	12/31/33	95,141
800	Republic of Argentina (c)	13.969	04/10/49	324,000
	Total Argentina			1,732,883
	Australia (0.1%)
	Other Metals/Minerals (0.0%)
495	Murrin Murrin Holdings Property Ltd. (c) (i)	9.375	08/31/07	0
	Property – Casualty Insurers (0.1%)
430	Mantis Reef Ltd. – 144A*	4.692	11/14/08	417,877
	Total Australia			417,877
	Brazil (1.9%)
	Government Obligations (1.5%)
1,490	Federal Republic of Brazil	8.875	10/14/19	1,720,950
230	Federal Republic of Brazil	8.875	04/15/24	262,775
360	Federal Republic of Brazil	10.50	07/14/14	447,300
1,110	Federal Republic of Brazil	14.50	10/15/09	1,426,905
				3,857,930
	Government Obligations (0.4%)
BRL 800	Banco ABN AMRO Real S.A. – 144A*	15.861	12/13/07	388,796
$520	Banco ABN AMRO Real S.A. – 144A* ++++	0.00	07/21/06	663,780
				1,052,576
	Total Brazil			4,910,506
	Bulgaria (0.3%)
	Government Obligations
610	Federal Republic of Bulgaria	8.25	01/15/15	706,837
	Canada (3.8%)
	Aluminum (0.3%)
815	Novelis, Inc. – 144A*	7.50	02/15/15	794,625

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Commercial Printing/Forms (0.6%)
$ 1,525	Quebecor World Capital Corp.	8.75%	03/15/16	$1,481,867
	Drugstore Chains (0.3%)
225	Jean Coutu Group PJC, Inc. (The)	7.625	08/01/12	222,187
500	Jean Coutu Group PJC, Inc. (The)	8.50	08/01/14	471,250
				693,437
	Media Conglomerates (0.4%)
934	Canwest Media Inc.	8.00	09/15/12	951,929
	Other Metals/Minerals (0.2%)
425	Brascan Corp.	7.125	06/15/12	448,607
	Other Transportation (0.4%)
970	CHC Helicopter Corp.	7.375	05/01/14	991,825
	Pulp & Paper (1.6%)
375	Abitibi-Consolidated, Inc.	6.00	06/20/13	337,500
2,455	Abitibi-Consolidated, Inc.	8.85	08/01/30	2,270,875
1,605	Bowater Canada Finance	7.95	11/15/11	1,617,037
				4,225,412
	Telecommunication Equipment (0.2%)
475	Nortel Networks Ltd.	4.25	02/15/06	452,438
	Total Canada			10,040,140
	Chile (0.3%)
	Oil & Gas Production
670	Empresa Nacional de Petroleo	6.75	11/15/12	700,384
	Colombia (0.5%)
	Government Obligations
290	Republic of Columbia	8.125	05/21/24	324,075
230	Republic of Columbia	8.25	12/22/14	259,210
290	Republic of Columbia	9.75	04/09/11	323,234
230	Republic of Columbia	11.750	02/25/20	328,325
	Total Colombia			1,234,844

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Denmark (0.4%)
	Finance/Rental/Leasing (0.0%)
DKK 401	Realkredit Denmark	6.00%		10/01/29	$70,712
0.2	Unikredit Realkredit	5.00		07/01/29	40
					70,752
	Telecommunications (0.4%)
EUR 400	TDC AS	6.50		04/19/12	517,880
$ 460	Nordic Telecommunications Holdings – 144A*	8.875		05/01/16	478,400
					996,280
	Total Denmark				1,067,032
	Equador (0.2%)
	Government Obligations
490	Republic of Equador	9.00		08/15/30	507,885
100	Republic of Equador – 144A*	9.375		12/15/15	108,250
	Total Equador				616,135
	France (0.3%)
	Oilfield Services/Equipment (0.0%)
125	CIE Generale de Geophysique SA	7.50		05/15/15	129,687
	Telecommunications (0.2%)
480	France Telecom S.A.	8.50		03/01/31	593,291
	Total France				722,978
	Indonesia (d) (0.7%)
	Pulp & Paper
1,648	Tjiwi Kimia Finance BV – 144A*	0.00	***	04/29/27	420,151
607	Tjiwi Kimia Finance BV – 144A*	6.00	***	04/29/15	500,949
1,334	Tjiwi Kimia Finance BV – 144A*	6.00	***	04/29/18	847,119
194	Tjiwi Kimia International	6.00	***	04/29/15	159,803
	Total Indonesia				1,928,022
	Ivory Coast (0.0%)
	Government Obligations
560	Ivory Coast (c)	2.50		03/29/18	142,800

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Israel (0.3%)
	Electrical Products
$ 830	Ormat Funding Corp.	8.25%		12/30/20	$867,476
	Japan (4.2%)
	Government Obligations
JPY 775,000	Japan (Government of)	0.50		09/20/06	6,826,076
285,000	Japan (Government of)	0.50		03/20/07	2,511,462
214,500	Japan (Government of)	0.80		03/20/13	1,779,091
	Total Japan				11,116,629
	Luxembourg (0.9%)
	Telecommunications
$ 575	Telecom Italia Capital SpA	4.00		01/15/10	541,904
1,600	Wind Acquisition Finance SA – 144A*	10.75		12/01/15	1,776,000
	Total Luxembourg				2,317,904
	Mexico (3.0%)
	Government Obligations (1.9%)
350	United Mexican States Corp.	8.125		12/30/19	405,125
250	United Mexican States Corp.	8.30		08/15/31	297,500
1,080	United Mexican States Corp.	8.375		01/14/11	1,190,700
MXN 27,284	United Mexican States Corp.	10.00		12/05/24	2,737,899
$ 235	United Mexican States Corp.	11.50		05/15/26	359,550
					4,990,774
	Oil & Gas Production (1.7%)
1,100	Pemex Project Funding Master Trust	9.125		10/13/10	1,228,700
1,450	Pemex Project Funding Master Trust	9.50		09/15/27	1,817,575
870	Pemex Project Funding Master Trust – 144A*	6.21	***	06/15/10	893,925
410	Pemex Project Funding Master Trust – 144A*	8.625		12/01/23	473,550
					4,413,750
	Telecommunications (0.1%)
335	Axtel SA	11.00		12/15/13	380,225
	Total Mexico				7,967,174

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Netherlands (0.1%)
	Telecommunications
$ 280	Deutsche Telekom International Finance Corp.	8.25%	06/15/30	$333,426
	Nigeria (0.5%)
	Government Obligations
750	Central Bank of Nigeria	6.25	11/15/20	746,250
462	Citibank NA 144A	15.00	01/30/09	504,189
	Total Nigeria			1,250,439
	Panama (0.4%)
	Government Obligations
380	Republic of Panama	7.125	01/29/26	385,700
370	Republic of Panama	9.375	04/01/29	463,795
204	Republic of Panama	9.625	02/08/11	233,580
	Total Panama			1,083,075
	Peru (0.5%)
	Government Obligations
310	Republic of Peru	8.375	05/03/16	339,140
480	Republic of Peru	8.75	11/21/33	542,400
325	Republic of Peru	9.875	02/06/15	387,562
	Total Peru			1,269,102
	Philippines (2.2%)
	Government Obligations
2,140	Republic of Philippines	8.875	03/17/15	2,428,900
2,380	Republic of Philippines	9.50	02/02/30	2,823,275
440	Republic of Philippines	10.625	03/16/25	570,900
	Total Philippines			5,823,075
	Qatar (0.2%)
	Government Obligations
300	State of Quatar	9.75	06/15/30	426,750
	Russia (2.3%)
	Government Obligations (1.9%)
1,000	Aries Vermogenverwaltng	9.60	10/25/14	1,247,500
225	Federal Republic of Russia	5.00	03/31/30	244,687

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$ 751	Federal Republic of Russia	8.25%	03/31/10	$790,550
1,091	Federal Republic of Russia	11.00	07/24/18	1,548,533
600	Federal Republic of Russia	12.75	06/24/28	1,050,000
				4,881,270
	Oil & Gas Pipelines (0.4%)
810	Gaz Capital	8.625	04/28/34	981,639
	Total Russia			5,862,909
	Trinidad & Tobago (0.2%)
	Gas Distributors
468	National Gas Co. – 144A Private PLC	6.05	01/15/36	426,722
	Tunisia (0.1%)
	Regional Banks
230	Banque Centrale de Tunisie	7.375	04/25/12	245,525
	Turkey (1.2%)
	Government Obligations
1,180	Citigroup, Inc. – 144A* +++	0.00	06/28/07	1,211,589
460	Citigroup, Inc. – 144A* +++	0.00	05/18/09	466,591
545	JP Morgan Chase – 144A* +++	0.00	06/27/07	474,968
420	Republic of Turkey	11.00	01/14/13	524,475
500	Republic of Turkey	11.50	01/23/12	623,750
	Total Turkey			3,301,373
	United Kingdom (0.1%)
	Advertising/Marketing Services
360	WPP Finance Corp.	5.875	06/15/14	351,143
	Venezuela (1.2%)
	Government Obligations
50	Republic of Venezuela	5.75	02/26/16	46,550
310	Republic of Venezuela	8.50	10/08/14	347,975
1,592	Republic of Venezuela	9.375	01/13/34	2,023,432
650	Republic of Venezuela	10.75	09/19/13	809,250
	Total Venezuela			3,227,207
	Total Foreign (Cost $70,655,609)			71,907,942

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	United States (69.4%)
	Corporate Bonds (36.5%)
	Advertising/Marketing Services (0.1%)
$ 305	Interpublic Group of Companies, Inc. (The)	5.40%		11/15/09	$280,600
	Aerospace & Defense (0.5%)
825	K&F Acquisition Inc.	7.75		11/15/14	847,687
375	Northrop Grumman Corp.	4.079		11/16/06	372,616
					1,220,303
	Air Freight/Couriers (0.1%)
185	Fedex Corp.	7.25		02/15/11	197,114
	Airlines (0.1%)
112	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	115,696
95	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	95,186
					210,882
	Apparel/Footwear (0.6%)
1,115	Levi Strauss & Co.	9.74		04/01/12	1,166,569
335	Oxford Industries, Inc.	8.875		06/01/11	347,562
					1,514,131
	Apparel/Footwear Retail (0.1%)
275	Limited Brands, Inc.	6.95		03/01/33	263,858
	Auto Parts: O.E.M. (0.2%)
500	ArvinMeritor, Inc.	8.75		03/01/12	515,625
	Beverages: Alcoholic (0.2%)
485	Fosters Finance Ltd. – 144A*	5.125		06/15/15	448,623
	Broadcasting (0.1%)
328	Salem Communications Holdings Corp. (Series B)	9.00		07/01/11	343,990
	Building Products (0.4%)
175	Interface, Inc.	7.30		04/01/08	178,500
790	Interface, Inc.	9.50		02/01/14	825,550
					1,004,050
	Cable/Satellite TV (1.3%)
850	Cablevision Systems Corp. (Series B)	9.62	***	04/01/09	903,125
536	Charter Communications Holdings LLC – 144A*	11.00		10/01/15	479,720
730	Echostar DBS Corp.	6.375		10/01/11	714,487

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$ 600	Echostar DBS Corp.	6.625%	10/01/14	$579,750
400	Intelsat Bermuda Ltd. – 144A*	9.609 ***	01/15/12	408,000
290	Renaissance Media Group LLC	10.00	04/15/08	290,725
				3,375,807
	Casino/Gaming (2.1%)
6,500	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c) (i)	13.50	03/01/10	0
905	Isle of Capri Casinos	7.00	03/01/14	893,687
2,205	Las Vegas Sands Corp.	6.375	02/15/15	2,127,825
1,630	MGM Mirage, Inc.	6.00	10/01/09	1,615,737
3,904	Resort At Summerlin LP/Ras Co. (Series B) (a) (c) (i)	13.00	12/15/07	0
250	Station Casinos, Inc.	6.00	04/01/12	244,375
675	Station Casinos, Inc.	6.875	03/01/16	666,562
				5,548,186
	Chemicals: Major Diversified (0.7%)
651	Huntsman ICI Chemicals	10.125	07/01/09	665,647
145	ICI Wilmington, Inc.	4.375	12/01/08	139,698
1,170	Westlake Chemicals Corp.	6.625	01/15/16	1,131,975
				1,937,320
	Chemicals: Specialty (2.3%)
1,020	Equistar Chemical Funding	10.125	09/01/08	1,097,775
105	Equistar Chemical Funding	10.625	05/01/11	114,975
1,400	Innophos, Inc. – 144A*	8.875	08/15/14	1,449,000
596	Innophos, Inc. – 144A*	12.749***†	02/15/15	614,010
161	Koppers Industry, Inc.	9.875	10/15/13	177,100
781	Millennium America, Inc.	9.25	06/15/08	820,050
705	Nalco Co.	7.75	11/15/11	712,050
425	Nalco Co.	8.875	11/15/13	440,937
600	Rockwood Specialties, Inc.	10.625	05/15/11	654,000
				6,079,897
	Coal (0.1%)
175	Foundation PA Coal Co.	7.25	08/01/14	176,312
	Containers/Packaging (2.0%)
500	Graham Packaging Company, Inc.	8.50	10/15/12	512,500
570	Graham Packaging Company, Inc.	9.875	10/15/14	588,525
650	Graphic Packaging International Corp.	9.50	08/15/13	633,750
2,825	Owens-Illinois, Inc.	7.50	05/15/10	2,846,187

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$ 90	Pliant Corp. (c)	11.125%		09/01/09	$95,062
110	Pliant Corp. (Issued 08/29/00) (c)	13.00		06/01/10	52,250
620	Sealed Air Corp. – 144A*	5.625		07/15/13	603,258
					5,331,532
	Data Processing Services (0.2%)
495	Sungard Data Systems, Inc. – 144A*	9.125		08/15/13	530,887
	Department Stores (0.3%)
725	BON-TON Department Stores Inc. – 144A*	10.25		03/15/14	696,000
	Drugstore Chains (0.1%)
285	Rite Aid Corp.	8.125		05/01/10	292,837
	Electric Utilities (2.9%)
36	AES Corp. (The)	8.875		02/15/11	38,880
53	AES Corp. (The)	9.375		09/15/10	58,035
750	AES Corp. (The) – 144A*	9.00		05/15/15	821,250
545	Arizona Public Service Co.	5.80		06/30/14	530,677
450	CC Funding Trust I	6.90		02/16/07	454,617
415	Cincinnati Gas & Electric Co.	5.70		09/15/12	411,827
830	CMS Energy Corp.	7.50		01/15/09	853,862
345	Consolidated Natural Gas Co.	5.00		12/01/14	320,493
125	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	127,808
30	Detroit Edison Co. (The)	6.125		10/01/10	30,598
185	Entergy Gulf States, Inc.	3.60	***	06/01/08	177,246
355	Entergy Gulf States, Inc.	5.22		12/01/09	351,378
345	Entergy Gulf States Inc. – 144A*	5.61		12/01/08	345,446
100	IPALCO Enterprises, Inc.	8.625		11/14/11	109,500
825	Monongahela Power Co.	5.00		10/01/06	822,912
640	MSW Energy Holdings/Finance	7.375		09/01/10	660,800
140	MSW Energy Holdings/Finance	8.50		09/01/10	148,400
790	PSEG Energy Holdings Inc.	8.625		02/15/08	823,575
220	Texas Eastern Transmission, LP	7.00		07/15/32	235,320
195	Wisconsin Electric Power Co.	3.50		12/01/07	189,619
					7,512,243

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Electrical Products (0.2%)
$ 105	Cooper Industries, Inc.	5.25%		07/01/07	$104,485
375	Cooper Industries, Inc. – 144A*	5.25		11/15/12	366,061
					470,546
	Environmental Services (0.2%)
185	Allied Waste North America, Inc.	8.50		12/01/08	195,637
350	Allied Waste North America, Inc. (Series B)	8.875		04/01/08	369,250
					564,887
	Finance/Rental/Leasing (0.3%)
870	Residential Capital Corp.	6.375		06/30/10	867,089
	Financial Conglomerates (1.0%)
30	Chase Manhattan Corp.	7.00		11/15/09	31,416
2,747	General Motors Acceptance Corp.	6.875		09/15/11	2,576,200
					2,607,616
	Food Retail (0.1%)
243	CA FM Lease Trust – 144A*	8.50		07/15/17	260,247
	Food: Major Diversified (0.2%)
225	ConAgra Foods, Inc.	7.00		10/01/28	227,657
150	ConAgra, Inc.	8.25		09/15/30	172,435
					400,092
	Food: Meat/Fish/Dairy (1.4%)
420	Michael Foods, Inc. (Series B)	8.00		11/15/13	423,150
920	Pilgrim's Pride Corp.	9.625		09/15/11	963,700
345	PPC Escrow Corp.	9.25		11/15/13	350,175
1,100	Smithfield Foods, Inc.	7.00		08/01/11	1,086,250
715	Smithfield Foods, Inc.	7.625		02/15/08	722,150
100	Smithfield Foods, Inc. (Series B)	8.00		10/15/09	103,000
					3,648,425
	Gas Distributors (0.3%)
425	NiSource Finance Corp.	5.344	***	11/23/09	426,833
320	Sempra Energy	4.621		05/17/07	317,479
					744,312

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Home Building (0.2%)
$ 250	Tech Olympic USA, Inc.	10.375%		07/01/12	$257,500
195	Tech Olympic USA, Inc. (Issued 02/03/03)	9.00		07/01/10	200,606
					458,106
	Home Furnishings (0.2%)
235	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	244,590
370	Tempur-Pedic, Inc.	10.25		08/15/10	398,212
					642,802
	Hospital/Nursing Management (1.5%)
1,655	Columbia/HCA Healthcare Corp.	7.69		06/15/25	1,629,861
425	Community Health System, Inc.	6.50		12/15/12	415,437
125	HCA, Inc.	7.58		09/15/25	121,134
550	Medcath Holdings Corp.	9.875		07/15/12	572,000
1,315	Tenet Healthcare Corp.	7.375		02/01/13	1,232,813
					3,971,245
	Hotels/Resorts/Cruiselines (0.2%)
380	Hyatt Equities LLC – 144A*	6.875		06/15/07	384,608
55	Starwood Hotels & Resorts Worldwide, Inc.	7.875		05/01/12	59,400
					444,008
	Household/Personal Care (0.1%)
290	Clorox Co. (The)	4.614	***	12/14/07	290,410
	Industrial Machinery (0.1%)
225	Goodman Global Holding Company, Inc. – 144A*	7.491	***	06/15/12	230,063
	Industrial Specialties (0.6%)
1,180	Johnsondiversy, Inc.	9.625		05/15/12	1,210,975
430	UCAR Finance, Inc.	10.25		02/15/12	460,100
					1,671,075
	Insurance Brokers/Services (0.7%)
195	Farmers Exchange Capital – 144A*	7.05		07/15/28	189,954
780	Farmers Exchange Capital – 144A*	8.625		05/01/24	890,279
935	Marsh & McLennan Companies, Inc.	5.875		08/01/33	805,152
					1,885,385

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Managed Healthcare (0.3%)
$ 625	Health Net, Inc.	9.875%		04/15/11	$707,668
100	WellPoint Health Networks Inc.	6.375		06/15/06	100,141
					807,809
	Media Conglomerates (0.4%)
80	News America Holdings, Inc.	7.75		02/01/24	86,057
75	News America, Inc.	7.125		04/08/28	75,935
670	News America, Inc. – 144A*	6.40		12/15/35	635,263
195	Viacom Inc. – 144A*	6.875		04/30/36	192,780
					990,035
	Medical Specialites (0.1%)
250	Fisher Scientific International, Inc. – 144A*	6.125		07/01/15	239,375
	Medical/Nursing Services (0.5%)
1,020	Fresenius Medical Care Capital Trust	7.875		06/15/11	1,073,550
150	Fresenius Medical Care Capital Trust II (Units)‡	7.875		02/01/08	154,125
					1,227,675
	Metal Fabrications (0.3%)
335	General Cable Corp.	9.50		11/15/10	363,475
470	Hexcell Corp.	6.75		02/01/15	464,125
					827,600
	Miscellaneous Commercial Services (0.4%)
100	Iron Mountain, Inc.	7.75		01/15/15	102,000
815	Iron Mountain, Inc.	8.625		04/01/13	852,694
					954,694
	Miscellaneous Manufacturing (0.1%)
375	Propex Fabrics, Inc.	10.00		12/01/12	354,375
	Motor Vehicles (1.7%)
255	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	296,433
EUR 315	General Motors	7.25		07/03/13	307,956
$ 5,150	General Motors Corp.	8.375		07/15/33	3,862,500
					4,466,889
	Movies/Entertainment (0.6%)
1,625	AMC Entertainment, Inc.	8.999	***	08/15/10	1,685,938

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Oil & Gas Pipelines (0.7%)
$ 400	Colorado Interstate Gas Co. – 144A*	6.80%	11/15/15	$402,291
670	El Paso Production Holdings	7.75	06/01/13	694,288
480	Pacific Energy Partners/Finance	7.125	06/15/14	487,200
140	Southern Natural Gas	8.875	03/15/10	149,310
				1,733,089
	Oil & Gas Production (1.9%)
1,310	Chesapeake Energy Corp.	7.50	09/15/13	1,352,575
350	Hilcorp Energy/Finance – 144A*	7.75	11/01/15	346,500
423	Hilcorp Energy/Finance – 144A*	10.50	09/01/10	463,185
162	Magnum Hunter Resources, Inc.	9.60	03/15/12	173,340
1,635	Pogo Producing Co. – 144A*	6.875	10/01/17	1,598,213
1,000	Vintage Petroleum, Inc.	7.875	05/15/11	1,040,457
				4,974,270
	Oil Refining/Marketing (0.4%)
1,050	Husky Oil Ltd.	8.90	08/15/28	1,115,563
	Oilfield Services/Equipment (0.4%)
140	Hanover Compressor Co.	8.625	12/15/10	146,650
190	Hanover Compressor Co.	9.00	06/01/14	205,200
97	Hanover Equipment Trust 2001 A (Series A)	8.50	09/01/08	99,910
675	Hanover Equipment Trust 2001 B (Series B)	8.75	09/01/11	707,063
				1,158,823
	Pharmaceuticals: Major (0.4%)
565	VWR International, Inc.	6.875	04/15/12	557,938
450	Warner Chilcott Corp. – 144A*	8.75	02/01/15	450,000
				1,007,938
	Property – Casualty Insurers (0.2%)
520	St. Paul Travelers Companies, Inc. (The)	5.01	08/16/07	517,169
	Publishing: Books/Magazines (0.7%)
374	Dex Media East/Finance	12.125	11/15/12	424,957
543	Dex Media West/Finance	9.875	08/15/13	600,694
100	Houghton Mifflin Co.	8.25	02/01/11	104,000
675	Houghton Mifflin Co.	9.875	02/01/13	725,625
				1,855,276

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Pulp & Paper (0.1%)
$ 205	Glatfelter P.H. – 144A*	7.13%		05/01/16	$206,837
	Railroads (0.3%)
305	Norfolk Southern Corp.	7.35		05/15/07	311,599
155	Union Pacific Corp.	6.625		02/01/08	158,096
100	Union Pacific Corp.	6.65		01/15/11	104,010
145	Union Pacific Corp. – 144A* (Series 2004-2)	5.214		09/30/14	138,704
160	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	163,381
					875,790
	Real Estate Investment Trusts (1.0%)
28	HMH Properties, Inc. (Series B)	7.875		08/01/08	28,175
1,150	Host Marriott LP	7.00		08/15/12	1,167,250
1,500	Host Marriott LP	7.125		11/01/13	1,530,000
					2,725,425
	Restaurants (0.0%)
55	Tricon Global Restaurants, Inc.	8.875		04/15/11	61,845
	Specialty Stores (1.6%)
1,795	Linens'n Things, Inc. – 144A*	10.702		01/15/14	1,826,412
2,185	Sonic Automotive, Inc.	8.625		08/15/13	2,256,012
					4,082,424
	Specialty Telecommunications (1.0%)
400	American Tower Corp.	7.125		10/15/12	410,000
470	American Tower Corp.	7.50		05/01/12	484,100
118	Panamsat Corp.	9.00		08/15/14	124,638
950	Panamsat Holding Corp.	10.375	††	11/01/14	691,125
660	Qwest Communications International	8.249	***	02/15/09	676,500
145	U.S. West Communications Corp.	5.625		11/15/08	143,550
					2,529,913
	Steel (0.4%)
900	Amsted Industries Inc. – 144A*	10.25		10/15/11	985,500
	Telecommunications (0.1%)
657	Exodus Communications, Inc. (a) (c) (i)	11.625		07/15/10	0
4,679	Rhythms Netconnections, Inc. (a) (c) (i)	12.75		04/15/09	0
270	SBC Communications, Inc.	6.15		09/15/34	255,142
					255,142

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tobacco (0.3%)
$ 770	RJ Reynolds Tobacco Holdings – 144A*	6.50%	07/15/10	$772,888
	Trucks/Construction/Farm Machinery (0.4%)
621	Manitowoc Inc. (The)	10.50	08/01/12	679,995
230	NMHG Holding Co.	10.00	05/15/09	242,650
				922,645
	Wholesale Distributors (0.3%)
700	Buhrmann US, Inc.	8.25	07/01/14	729,750
175	Nebraska Book Company, Inc.	8.625	03/15/12	160,344
				890,094
	Wireless Telecommunications (0.4%)
385	Rural Cellular Corp.	9.41 ***	03/15/10	395,106
575	Ubiquitel Operating Co.	9.875	03/01/11	633,938
				1,029,044
	Total Corporate Bonds (Cost $110,355,893)			95,890,570
	U.S. Government Agencies Mortgage-Backed Securities (18.3%)
	Federal Home Loan Mortgage Corp. (2.7%)
31		6.50	02/01/29– 09/01/33	31,400
4,862		7.50	04/01/28– 09/01/32	5,075,346
930		8.00	06/01/25– 08/01/32	989,543
619		8.50	11/01/15– 07/01/31	666,309
331		9.00	06/01/30– 01/01/31	360,769
1		9.50	07/01/20	1,304
				7,124,671
	Federal National Mortgage Assoc. (14.8%)
		6.00	04/01/13	1,783
2,333		6.00	12/01/18– 01/01/19	2,365,059
3,476		6.50	05/01/28– 11/01/33	3,548,469
93		7.00	08/01/08	93,950

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$ 9,663		7.00%		03/01/29– 05/01/36	$9,947,358
2,875		7.00		**	2,955,859
11,159		7.50		02/01/22– 07/01/34	11,618,402
2,002		8.00		06/01/22– 07/01/30	2,132,178
5,753		8.50		05/01/20– 12/01/32	6,195,863
72		9.00		09/01/21– 04/01/30	78,796
					38,937,717
	Government National Mortgage Assoc. (0.7%)
1,083		7.50		05/15/17– 11/15/26	1,138,090
433		8.00		08/15/22– 02/15/30	462,915
107		8.50		08/15/22– 12/15/24	116,512
					1,717,517
	Government National Mortgage Assoc. II (0.1%)
126		7.50		07/20/25	131,365
	Total U.S. Government Agencies Mortgage-Backed Securities (Cost $48,600,817)				47,911,270
	U.S. Government Agencies & Obligations (3.7%)
	U.S. Treasury Strips (1.2%)
850		0.00		02/15/25	312,913
8,250		0.00		02/15/27	2,747,242
					3,060,155
5,200	U.S. Treasury Bond (2.5%)	8.125		08/15/19	6,615,783
	Total U.S. Government Agencies & Obligations (Cost $10,065,598)				9,675,938
	Collateralized Mortgage Obligations (10.9%) U.S. Government Agencies (5.0%)
	Fannie Mae (2.0%)
3,410		5.309	***	03/25/17	3,421,542
323		5.268	***	08/25/30	322,900
1,560		6.168	***	12/25/23	1,617,475
					5,361,917

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Freddie Mac (2.7%)
$ 682		5.31***%		06/15/29	$682,827
2,757		5.41	***	08/15/28	2,768,466
1,424		5.41	***	07/15/31	1,437,839
1,469		5.54	***	06/15/23	1,483,146
517		6.00		07/15/30	518,157
					6,890,435
	Federal National Mortgage Assoc. (0.3%)
1,279	IO	6.00		03/01/20	186,339
247	IO	6.50		03/01/20	34,690
305	IO	7.00		03/01/20	42,571
1,696	IO	7.00		03/01/35	303,916
921	IO	7.50		03/01/35	169,144
272	IO	8.00		03/01/35	47,767
					784,427
	Total U.S. Government Agencies				13,036,779
	Private Issues (5.9%)
8,318	Countrywide Alternative Loan Trust 2005-81 X1 IO	1.368	***	02/25/37	465,298
8,405	Countrywide Alternative Loan Trust 2006-0A1 2X IO	1.055	***	03/20/46	434,667
11,929	Countrywide Alternative Loan Trust 2005-58R A IO	1.330	***	12/20/35	594,561
13,421	Countrywide Alternative Loan Trust 2005-59R A IO	0.967	***	12/20/35	423,595
5,444	Greenpoint Mortgage Funding Trust 2005-AR3 X1 IO	1.627	***	08/25/35	179,468
8,265	Greenpoint Mortgage Funding Trust 2005-AR4 X4 IO	1.532	***	10/25/45	267,319
1,947	Greenpoint Mortgage Funding Trust 2006-AR2 3A2	5.279	***	03/25/36	1,947,021
6,000	GS Mortgage Securities Corp 2006-0A1R A IO	1.71	***	08/25/35	267,186
13,944	Harborview Mortgage Loan Trust 2005-2 X IO	1.102	***	05/19/35	366,028
7,996	Harborview Mortgage Loan Trust 2005-3 X2 IO	0.978	***	06/19/35	209,904
8,009	Harborview Mortgage Loan Trust 2006-1 X1 IO	1.424	***	03/19/37	415,445
3	Harborview Mortgage Loan Trust 2006-1 P01 PO	0.000		03/19/37	2,416
8,750	Indymac Index Mortgage Loan Trust 2005-AR12 IO	0.642	***	07/25/35	317,203
1,290	Luminent Mortgage Trust 2006-1 A1	5.199	***	04/25/36	1,291,719
832	Residential Accredit Loans Inc. 2006-Q01 1A1	5.219	***	02/25/46	832,017
698	Residential Accredit Loans Inc. 2006-Q01 2A1	5.229	***	02/25/46	700,613
1,641	Structured Asset Mortgage Investment Inc. 2006 AR2 A2	5.269	***	02/25/36	1,645,500
1,535	Structured Asset Mortgage Investment Inc. 2006 AR3 3A1	5.030	***	02/25/45	1,535,000
1,108	Washington Mutual 2005 AR15 A1B1	5.21	***	12/25/45	1,109,291

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$ 1,376	Washington Mutual 2005-AR17 A1B1	5.21	***%	12/25/45	$1,376,702
1,200	Washington Mutual 2005-AR19 A1B1	5.21	***	11/25/45	1,203,375
	Total Private Issues				15,584,328
	Total Collateralized Mortgage Obligations (Cost $28,527,032)				28,621,107
	Total United States (Cost $197,534,340)				182,098,885
	Total Government & Corporate Bonds (Cost $268,189,949)				254,006,827

NUMBER OF SHARES
	Common Stocks (e) (0.2%)
	Casino/Gaming (0.0%)
10,773	Fitzgeralds Gaming Corp. + (i)	0
	Electric Utilities (0.0%)
102	PNM Resources	2,582
1	SW Acquisition (0.03% Ownership Interest, Acquired 09/22/05) (e) (i) (k)	10
		2,592
	Food: Specialty/Candy (i) (0.0%)
2,423	SFAC New Holdings, Inc. (d) ++	0
445	SFAC New Holdings, Inc. (d)	0
198,750	Specialty Foods Acquisition Corp. – 144A*	0
		0
	Medical/Nursing Services (0.0%)
512,862	Raintree Healthcare Corp. (d) (i)	0
	Restaurants (i) (0.2%)
37,319	American Restaurant Group Holdings, Inc. (d)	0
4,383	American Restaurant Group Holdings, Inc. (d)	20,030
6,000	American Restaurant Group Holdings, Inc. – 144A*	0
95,844	Catalina Restaurant Group (d)	418,838
		438,868
	Specialty Telecommunications (0.0%)
12,688	Birch Telecom Inc. # (d) (i)	127
133,935	PFB Telecom NV (Series B) (d) (i)	0
596	XO Holdings, Inc.	2,622
		2,749
	Telecommunications (0.0%)
2,702	Viatel Holdings Bermuda Ltd. (d)	14

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

NUMBER OF SHARES		VALUE
	Textiles (0.0%)
298,462	U.S. Leather, Inc. (d) (i)	$0
	Wireless Telecommunications (0.0%)
677	USA Mobility, Inc. (d)	15,497
43,277	Vast Solutions, Inc. (Class B1) (d) (i)	0
43,277	Vast Solutions, Inc. (Class B2) (d) (i)	0
43,277	Vast Solutions, Inc. (Class B3) (d) (i)	0
		15,497
	Total Common Stocks (Cost $49,827,269)	459,720
	Convertible Preferred Stocks (e) (i) (0.0%)
	Oil & Gas Production
989	XCL Ltd. – 144A*†	0
5,000	XCL Ltd. (Units)‡ – 144A*†	0
		0
	Total Convertible Preferred Stocks (Cost $1,000,778)	0
	Non-Convertible Preferred Stock (0.1%)
	Restaurants
218	Catalina Restaurant Group (Units)‡ ## † (i) (Cost $216,037)	218,518

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (e) (0.0%)
	Casino/Gaming (0.0%)
68,000	Aladdin Gaming Enterprises, Inc. – 144A* (i)	03/01/10	0
3,250	Resort At Summerlin LP – 144A* (i)	12/15/07	0
			0
	Government Obligations (0.0%)
250	United Mexican States Corp.	09/01/06	21,625
	Restaurants (0.0%)
1,500	American Restaurant Group Holdings, Inc. – 144A* (i)	08/15/08	0
40,750	Catalina Restaurant Group ### (d) (i)	07/10/12	28,117
			28,117

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

NUMBER OF WARRANTS		EXPIRATION DATE	VALUE
	Specialty Telecommunications (0.0%)
1,193	XO Holdings, Inc. (Series A)	01/16/10	$895
894	XO Holdings, Inc. (Series B)	01/16/10	492
894	XO Holdings, Inc. (Series C)	01/16/10	304
			1,691
	Total Warrants (Cost $10,240)		51,433

CURRENCY AMOUNT
Put Option Purchased (0.0%)
BRL 503,360	May/2006 @ 2.164 (Cost $15,000)	1,812

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (3.6%)
	U.S. Government Obligation (0.2%)
$450	U.S. Treasury Bill (b) (f) (Cost $446,113)	4.26%	07/13/06	446,113
	Repurchase Agreements (3.4%)
8,043	Joint repurchase agreement account (dated 04/28/06; proceeds $8,046,200) (h)	4.775	05/01/06	8,043,000
821	The Bank of New York (dated 04/28/06; proceeds $820,894) (g)	4.75	05/01/06	820,569
	Total Repurchase Agreements (Cost $8,863,569)			8,863,569
	Total Short-Term Investments (Cost $9,309,682)			9,309,682
	Total Investments (Cost $328,568,955) (j) (l)		100.7%	264,047,992
	Liabilities in Excess of Other Assets		(0.7)	(1,707,462)
	Net Assets		100.0%	$262,340,530

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

IO	Interest Only security.
PO	Principal Only security.
*	Resale is restricted to qualified institutional investors.
**	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
***	Floating rate security, rate shown is the rate in effect at April 30, 2006.
‡	Consists of one or more class of securities traded together as a unit; bonds or preferred stock with attached warrants.
†	Payment-in-kind security.
††	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
+	Resale is restricted acquired (12/22/98) at a cost basis of $48,586.
++	Resale is restricted acquired (06/10/99) at a cost basis of $24.
+++	Turkish currency index credit linked unsecured note.
++++	Brazilian currency index credit linked unsecured note.
+++++	Capital appreciation bond.
#	Resale is restricted aquired (between 06/18/98 and 05/11/99) at a cost basis of $6,277,972.
##	Resale is restricted aquired (between 05/30/02 and 09/26/05) at a cost basis of $216,037.
###	Resale is restricted aquired on 08/27/02 at a cost basis of $0.
(a)	Issuer in bankruptcy.
(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $150,247.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(g)	Collateralized by Federal National Assoc. 5.50% due 08/01/35 valued at $836,980.
(h)	Collateralized by federal agency and U.S. Treasury obligations.
(i)	Securities with a total market value equal to $807,477 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(j)	Securities have been designated as collateral in amount equal to $137,065,428 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.
(k)	Resale is restricted. No transaction activity during the year.
(l)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,082,026 and the aggregate gross unrealized depreciation is $69,602,989, resulting in net unrealized depreciation of $64,520,963.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments April 30, 2006 (unaudited) continued

Put Option Written Open at April 30, 2006:

CURRENCY AMOUNT	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	VALUE
BRL 1,363,110	Brazilian currency	2.30	May 2006	$(545)
	(Premiums received $14,994)

Futures Contracts Open at April 30, 2006:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
36	Long	U.S. Treasury Note 10 Year	$3,800,813	$(16,286)
		June 2006
321	Long	U.S. Treasury Bond 20 Year	34,296,844	(591,070)
		June 2006
371	Short	U.S. Treasury Note 2 Year	75,585,455	91,274
		June 2006
164	Short	U.S. Treasury Note 5 Year	17,081,625	32,612
		June 2006
2	Short	Euro-Bund Future 10 Year	291,884	10,230
		June 2006
		Net Unrealized Depreciation		$(473,240)

Forward Foreign Currency Contracts Open at April 30, 2006:

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION DEPRECIATION
DKK	400,000	$65,613	06/21/06	$(2,245)
EUR	684,000	$846,935	06/27/06	(19,351)
EUR	409,497	$514,329	05/03/06	2,293
			Net Unrealized Depreciation	$(19,303)

Currency Abbreviations
ARS	Argentine Peso.
BRL	Brazilian Real.
DKK	Danish Krone.
EUR	Euro.
JPY	Japanese Yen.
MXN	Mexican New Peso.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $328,568,955)	$264,047,992
Unrealized appreciation on open forward foreign currency contracts	2,293
Receivable for:
Interest	3,356,006
Investments sold	2,238,726
Shares of beneficial interest sold	71,327
Compensated forward foreign currency contracts	204
Prepaid expenses and other assets	25,064
Total Assets	269,741,612
Liabilities:
Written put options outstanding, at value (premiums received $14,994)	545
Unrealized depreciation on open forward foreign currency contracts	21,596
Payable for:
Investments purchased	6,657,526
Shares of beneficial interest redeemed	258,024
Distribution fee	117,434
Investment advisory fee	69,663
Variation margin	27,734
Transfer agent fee	20,821
Administration fee	17,416
Payable to bank	4,781
Accrued expenses and other payables	205,542
Total Liabilities	7,401,082
Net Assets	$262,340,530
Composition of Net Assets:
Paid-in-capital	$593,145,731
Net unrealized depreciation	(64,999,294)
Dividends in excess of net investment income	(1,401,716)
Accumulated net realized loss	(264,404,191)
Net Assets	$262,340,530
Class A Shares:
Net Assets	$119,250,588
Shares Outstanding (unlimited authorized, $.01 par value)	19,827,205
Net Asset Value Per Share	$6.01
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$6.28
Class B Shares:
Net Assets	$116,282,751
Shares Outstanding (unlimited authorized, $.01 par value)	19,305,654
Net Asset Value Per Share	$6.02
Class C Shares:
Net Assets	$13,717,860
Shares Outstanding (unlimited authorized, $.01 par value)	2,281,204
Net Asset Value Per Share	$6.01
Class D Shares:
Net Assets	$13,089,331
Shares Outstanding (unlimited authorized, $.01 par value)	2,167,845
Net Asset Value Per Share	$6.04

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2006 (unaudited)

Net Investment Income:
Income
Interest	$8,524,702
Dividends	1,058
Total Income	8,525,760
Expenses
Distribution fee (Class A shares)	145,256
Distribution fee (Class B shares)	556,575
Distribution fee (Class C shares)	61,608
Investment advisory fee	443,770
Transfer agent fees and expenses	230,277
Administration fee	110,943
Professional fees	102,979
Shareholder reports and notices	60,087
Custodian fees	56,572
Registration fees	32,346
Trustees' fees and expenses	7,803
Other	29,959
Total Expenses	1,838,175
Less: expense offset	(362)
Net Expenses	1,837,813
Net Investment Income	6,687,947
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	750,168
Futures contracts	(169,695)
Foreign exchange transactions	(293,195)
Net Realized Gain	287,278
Net Change in Unrealized Appreciation/Depreciation on:
Investments	1,470,918
Futures contracts	(518,610)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(4,509)
Net Appreciation	947,799
Net Gain	1,235,077
Net Increase	$7,923,024

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$6,687,947	$16,233,603
Net realized gain	287,278	223,316
Net change in unrealized appreciation/depreciation	947,799	(4,811,087)
Net Increase	7,923,024	11,645,832
Dividends to Shareholders from Net investment income:
Class A shares	(5,941,689)	(4,863,664)
Class B shares	(6,294,774)	(15,869,291)
Class C shares	(690,562)	(1,117,506)
Class D shares	(670,585)	(1,180,903)
Total Dividends	(13,597,610)	(23,031,364)
Net decrease from transactions in shares of beneficial interest	(27,936,027)	(55,935,586)
Net Decrease	(33,610,613)	(67,321,118)
Net Assets:
Beginning of period	295,951,143	363,272,261
End of Period (Including dividends in excess of net investment income of $1,401,716 and accumulated undistributed investment income of $5,507,947, respectively)	$262,340,530	$295,951,143

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2006 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Flexible Income Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (7) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2006 (unaudited) continued

determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2006 (unaudited) continued

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Option Transactions — When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2006 (unaudited) continued

Transactions in written options for the six months ended April 30, 2006 were as follows:

	CURRENCY AMOUNT	PREMIUMS
Option written, outstanding at beginning of the period	—	—
Options written	BRL 1,363,110	$14,994
Options closed	—	—
Options exercised	—	—
Options expired	—	—
Option written, outstanding at end of the period	BRL 1,363,110	$14,994

H.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

J.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2006 (unaudited) continued

which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,883,460 at April 30, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $134,238 and $4,608, respectively and received $21,476 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayment of portfolio securities, excluding short-term investments, for the six months ended April 30, 2006 aggregated $128,485,686 and $160,746,223, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $72,074,163 and $86,684,084, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2006

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2006 (unaudited) continued

included in Trustees' fees and expenses in the Statement of Operations amounted to $5,969. At April 30, 2006, the Fund had an accrued pension liability of $94,295 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Purpose of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into interest rate futures contracts (‘‘futures contracts’’).

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2006 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2006		FOR THE YEAR ENDED OCTOBER 31, 2005
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,011,033	$12,182,351	781,555	$4,886,857
Conversion from Class B	318,505	1,933,268	17,032,637	105,490,503
Reinvestment of dividends	493,031	2,981,306	362,520	2,261,097
Redeemed	(2,739,115)	(16,648,119)	(3,524,528)	(22,078,945)
Net increase – Class A	83,454	448,806	14,652,184	90,559,512
CLASS B SHARES
Sold	529,271	3,226,813	2,955,243	18,621,223
Conversion to Class A	(2,008,163)	(12,182,351)	(17,005,978)	(105,490,503)
Reinvestment of dividends	409,018	2,477,004	1,089,852	6,860,546
Redeemed	(3,333,857)	(20,306,394)	(9,916,254)	(62,409,197)
Net decrease – Class B	(4,403,731)	(26,784,928)	(22,877,137)	(142,417,931)
CLASS C SHARES
Sold	102,312	622,287	482,727	3,034,476
Reinvestment of dividends	63,602	384,498	98,098	615,330
Redeemed	(403,911)	(2,455,430)	(751,514)	(4,699,871)
Net decrease – Class C	(237,997)	(1,448,645)	(170,689)	(1,050,065)
CLASS D SHARES
Sold	199,544	1,212,896	154,614	978,526
Reinvestment of dividends	85,026	515,966	143,197	901,427
Redeemed	(308,344)	(1,880,122)	(777,977)	(4,907,055)
Net decrease – Class D	(23,774)	(151,260)	(480,166)	(3,027,102)
Net decrease in Fund	(4,582,048)	$(27,936,027)	(8,875,808)	$(55,935,586)

7.   Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements April 30, 2006 (unaudited) continued

To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

*As of October 31, 2005, the Fund had a net capital loss carryforward of $264,465,493 of which $7,532,322 will expire on October 31, 2006, $9,328,034 will expire on October 31, 2007, $20,299,557 will expire on October 31, 2008, $39,097,864 will expire on October 31, 2009, $58,593,426 will expire on October 31, 2010, $96,230,817 will expire on October 31, 2011, $23,122,351 will expire on October 31, 2012 and $10,261,122 will expire on October 31, 2013 to offset future capital gains to the extent provided by regulations.

As of October 31, 2005, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of passive foreign investment companies, interest on bonds in default and capital loss deferrals on straddles.

9.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants’ motion to dismiss in its entirety. Additionally, the Court denied plaintiff’s motion to supplement their complaint. This matter is now concluded.

Morgan Stanley Flexible Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2006		FOR THE YEAR ENDED OCTOBER 31,
			2005	2004	2003	2002	2001
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.14		$6.36	$6.38	$5.95	$6.10	$6.97
Income (loss) from investment operations:
Net investment income‡	0.15		0.31	0.30	0.23	0.42	0.56
Net realized and unrealized gain (loss)	(0.10)		(0.07)	0.23	0.56	(0.18)	(0.88)
Total income (loss) from investment operations	0.05		0.24	0.53	0.79	0.24	(0.32)
Less dividends and distributions from:
Net investment income	(0.18)		(0.46)	(0.55)	(0.36)	(0.38)	(0.32)
Paid-in-capital	—		—	—	—	(0.01)	(0.23)
Total dividends and distributions	(0.18)		(0.46)	(0.55)	(0.36)	(0.39)	(0.55)
Net asset value, end of period	$6.01		$6.14	$6.36	$6.38	$5.95	$6.10
Total Return†	2.90	% (1)	3.91%	8.64%	13.65%	4.25%	(4.62)%
Ratios to Average Net Assets(3):
Expenses	1.01	% (2)	0.95%	0.84%	0.84%	0.81%	0.76	%(4)
Net investment income	5.13	% (2)	5.32%	4.76%	3.71%	7.13%	8.78	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$119,251		$121,217	$32,383	$32,166	$29,701	$29,769
Portfolio turnover rate	48	% (1)	137%	282%	309%	82%	110%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were waived by the Investment Adviser, the expense and net investment income ratios would have been 0.78% and 8.76%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2006		FOR THE YEAR ENDED OCTOBER 31,
			2005	2004	2003	2002	2001
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.15		$6.37	$6.39	$5.96	$6.10	$6.98
Income (loss) from investment operations:
Net investment income‡	0.14		0.30	0.26	0.19	0.38	0.53
Net realized and unrealized gain (loss)	(0.10)		(0.10)	0.22	0.56	(0.17)	(0.90)
Total income (loss) from investment operations	0.04		0.20	0.48	0.75	0.21	(0.37)
Less dividends and distributions from:
Net investment income	(0.17)		(0.42)	(0.50)	(0.32)	(0.34)	(0.30)
Paid-in-capital	—		—	—	—	(0.01)	(0.21)
Total dividends and distributions	(0.17)		(0.42)	(0.50)	(0.32)	(0.35)	(0.51)
Net asset value, end of period	$6.02		$6.15	$6.37	$6.39	$5.96	$6.10
Total Return†	2.59	% (1)	3.22%	7.91%	12.89%	3.73%	(5.37)%
Ratios to Average Net Assets(3):
Expenses	1.62	% (2)	1.57%	1.51%	1.50%	1.47%	1.41	%(4)
Net investment income	4.53	% (2)	4.70%	4.09%	3.06%	6.47%	8.13	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$116,283		$145,764	$296,729	$349,392	$355,329	$454,883
Portfolio turnover rate	48	% (1)	137%	282%	309%	82%	110%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were waived by the Investment Adviser, the expense and net investment income ratios would have been 1.43% and 8.11%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2006		FOR THE YEAR ENDED OCTOBER 31,
			2005	2004	2003	2002	2001
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.14		$6.36	$6.38	$5.95	$6.09	$6.97
Income (loss) from investment operations:
Net investment income‡	0.14		0.29	0.26	0.19	0.38	0.53
Net realized and unrealized gain (loss)	(0.11)		(0.09)	0.22	0.56	(0.17)	(0.90)
Total income (loss) from investment operations	0.03		0.20	0.48	0.75	0.21	(0.37)
Less dividends and distributions from:
Net investment income	(0.16)		(0.42)	(0.50)	(0.32)	(0.34)	(0.30)
Paid-in-capital	—		—	—	—	(0.01)	(0.21)
Total dividends and distributions	(0.16)		(0.42)	(0.50)	(0.32)	(0.35)	(0.51)
Net asset value, end of period	$6.01		$6.14	$6.36	$6.38	$5.95	$6.09
Total Return†	2.59	% (1)	3.22%	7.93%	12.92%	3.74%	(5.38)%
Ratios to Average Net Assets(3):
Expenses	1.62	% (2)	1.57%	1.51%	1.50%	1.47%	1.35	%(4)
Net investment income	4.53	% (2)	4.70%	4.09%	3.06%	6.47%	8.19	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$13,718		$15,464	$17,106	$16,293	$12,524	$12,754
Portfolio turnover rate	48	% (1)	137%	282%	309%	82%	110%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were waived by the Investment Adviser, the expense and net investment income ratios would have been 1.37% and 8.17%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2006		FOR THE YEAR ENDED OCTOBER 31,
			2005	2004	2003	2002	2001
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.16		$6.38	$6.40	$5.97	$6.11	$6.99
Income (loss) from investment operations:
Net investment income‡	0.16		0.35	0.31	0.24	0.41	0.56
Net realized and unrealized gain (loss)	(0.09)		(0.09)	0.23	0.56	(0.15)	(0.87)
Total income (loss) from investment operations	0.07		0.26	0.54	0.80	0.26	(0.31)
Less dividends and distributions from:
Net investment income	(0.19)		(0.48)	(0.56)	(0.37)	(0.39)	(0.33)
Paid-in-capital	—		—	—	—	(0.01)	(0.24)
Total dividends and distributions	(0.19)		(0.48)	(0.56)	(0.37)	(0.40)	(0.57)
Net asset value, end of period	$6.04		$6.16	$6.38	$6.40	$5.97	$6.11
Total Return†	3.18	% (1)	4.09%	8.81%	13.82%	4.61%	(4.56)%
Ratios to Average Net Assets(3):
Expenses	0.77	% (2)	0.72%	0.66%	0.65%	0.62%	0.56	%(4)
Net investment income	5.38	% (2)	5.55%	4.94%	3.91%	7.32%	8.98	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$13,089		$13,506	$17,054	$20,743	$15,474	$7,049
Portfolio turnover rate	48	% (1)	137%	282%	309%	82%	110%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were waived by the Investment Adviser, the expense and net investment income ratios would have been 0.58% and 8.96%, respectively.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

DINRPT-37937RPT-RA06-00506P-Y04/06	MORGAN STANLEY FUNDS
Morgan Stanley Flexible Income Trust Semiannual Report April 30, 2006

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 20, 2006

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 20, 2006
                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 20, 2006
                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

        In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 20, 2006                              /s/ Ronald E. Robison
                                                 ---------------------------
                                                 Ronald E. Robison
                                                 Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

        In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 20, 2006                               /s/ Francis Smith
                                                  ----------------------
                                                  Francis Smith
                                                  Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       9